BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2016
BORROWINGS [Abstract]
Schedule of bank borrowings
in millions of $	As of December 31,
	2015	2016
Comprised of:
Short-term bank borrowings	255.6	377.4
Long-term bank borrowings, current portion	160.4	149.8
Malaysian Government Loan, current portion	0.7	0.7
	416.7	527.9

Long-term bank borrowings, non-current portion	429.2	420.0
Malaysian Government Loan, non-current portion	124.3	123.7
	553.5	543.7

	970.2	1,071.6

Schedule of bank borrowings which were secured/guaranteed
Amount	Secured/guaranteed by
in millions of
$

742.3	Guaranteed by Hanwha Chemical
32.9	Guaranteed by the Company and other subsidiaries of the Group
47.4	Jointly guaranteed by (i) the Company and other subsidiaries of the Group and (ii) Hanwha Chemical
36.7
Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii)  the Group’s buildings, plant and machinery and land use rights with net book value of $58.3 million, $55.3 million and $8.7 million, respectively

39.5
Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii)  the Group’s buildings, plant and land use rights with net book value of $16.3 million, $114.3 million and $4.9 million, respectively

13.3	Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group’s land use rights with net book value of $9.8 million

912.0

Schedule of maturities of long-term bank borrowings
in millions of $	As of December 31, 2016

2017	149.8
2018	410.0
2019	10.0

569.8